                         File Nos. 33-37459 and 811-6200
   As filed with the Securities and Exchange Commission on September 30, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 24                                              [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 28                                                             [X]

                               SCHWAB INVESTMENTS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                William J. Klipp
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Martin E. Lybecker, Esq.              Frances Cole, Esq.
Ropes & Gray                          Charles Schwab Investment Management, Inc.
One Franklin Square                   101 Montgomery Street
1301 K Street, N.W., Suite 800 East   120K-14-109
Washington, D.C.  20005               San Francisco, California 94104

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)

/ / On [date], pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)

/X/ On December 1, 1998, pursuant to paragraph (a)(i)

/ / 75 days after filing pursuant to paragraph (a)(ii)

/ / On [date], pursuant to paragraph (a)(ii) of Rule 485 if appropriate, check appropriate box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A
                               SCHWAB INVESTMENTS
                              CROSS REFERENCE SHEET
                                       FOR
                               SCHWAB 1000 FUND(R)

    Part A Item                                              Prospectus Caption
1   Front and Back Cover Pages                               No captions

2   Risk/Return Summary: Investments, Risks, and
    Performance

    (a) Fund investment objectives/goals                     About the Funds:  Schwab 1000 Fund - Goal
    (b) Principal investment strategies of the Fund          About the Funds:  Schwab 1000 Fund - Index, Strategy

    (c) Principal risks of investing in the Fund
    (c)(1) Narrative risk disclosure                         About the Funds:  Schwab 1000 Fund - Main Risks, Other
                                                             risk factors
    (c)(2) Risk/Return Bar Chart and Table                   About the Funds:  Schwab 1000 Fund - Performance

3   Risk/Return Summary: Fee Table                           About the Funds:  Schwab 1000 Fund - Fund Fees and
                                                             Expenses

4   Investment Objectives, Principal Strategies, and         About the Funds:  Schwab 1000 Fund - Goal, Index,
    Related risks                                            Strategy, Main Risks, Other risk factors

5   Management's Discussion of Fund Performance              Not applicable

6   Management, Organization, and Capital Structure          About the Funds:  Fund Management

7   Shareholder Information

    (a) Pricing of Fund Shares                               Investing in the Funds:  Transaction Policies
    (b) Purchase of Fund Shares                              Investing in the Funds:  Buying Shares, Methods for
                                                             placing orders, When placing orders
    (c) Redemption of Fund Shares                            Investing in the Funds:  Selling/Exchanging Shares,
                                                             Methods for placing orders, When placing orders;
                                                             Transaction Policies; About the Funds: Schwab 1000 Fund
                                                             - Fund Fees and Expenses
    (d) Dividends and Distributions                          Investing in the Funds:  Distributions and Taxes
    (e) Tax Consequences                                     Investing in the Funds:  Distributions and Taxes
    (f) Separate Disclosure Document                         Not applicable

8   Distribution Arrangements

    (a)  Sales Loads                                         Not applicable
    (b)  Rule 12b-1 Fees                                     Not applicable
    (c)  Multiple Class and Master-Feeder Funds              About the Funds:  Schwab 1000 Fund - Performance, Fund
                                                             Fees and Expenses, Financial Highlights; Investing in
                                                             the Funds

9   Financial Highlights Information                         About the Funds:  Schwab 1000 Fund - Financial
                                                             Highlights

PROSPECTUS
December  1,  1998



SCHWAB
EQUITY INDEX FUNDS

                         SCHWAB S&P 500 FUND

                         SCHWAB 1000 FUND(R)

                         SCHWAB SMALL-CAP INDEX FUND(R)

                         SCHWAB INTERNATIONAL INDEX FUND(R)



The Securities and Exchange Commission makes no claim for the investment merit of any mutual fund or the accuracy or completeness of the information a fund puts into its prospectus. It is unlawful for anyone to inform you otherwise.

                                                                 SCHWABFUNDS(R)

                                                                 ABOUT THE FUNDS



        ABOUT THE FUNDS

  4     Schwab S&P 500 Fund

 10     Schwab 1000 Fund(R)

 14     Schwab Small-Cap Index Fund(R)

 18     Schwab International Index Fund(R)

 22     Fund management


        INVESTING IN THE FUNDS

 24     Buying shares

 25     Selling/Exchanging shares

 26     Transaction policies

 27     Distributions and taxes

The funds in this prospectus share the same basic INVESTMENT STRATEGY: they are designed to track the performance of an index. Each fund tracks a different stock market index.


This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, the portfolio manager LOOKS TO AN INDEX to determine which securities the fund should own.


Because the composition of an index tends to be comparatively stable, index funds do not buy and sell securities as often as many actively managed funds. LOWER PORTFOLIO TURNOVER generally means lower realized capital gains, which can increase an investor's AFTER-TAX RETURNS. Index funds also tend to have lower operating and trading expenses. Other things being equal, LOWER COSTS can translate to HIGHER TOTAL RETURN.


The funds are designed for LONG-TERM INVESTORS. Because they invest in stocks, their performance will fluctuate over time -- and, as with all investments, future performance may differ from past performance.

bySCHWAB S&P 500 FUND


TICKER SYMBOLS   INVESTOR SHARES: SWPIX   SELECT SHARES: SWPPX   e.SHARES:SWPEX


GOAL

THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.




INDEX

THE S&P 500 INDEX INCLUDES THE COMMON STOCKS OF 500 LEADING U.S. COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does. In seeking to enhance after-tax performance, the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce its taxable distributions.

Like many index funds, the fund may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for paying expenses and processing shareholder orders. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. However, because some of the effect of expenses remains, the fund's performance normally is below that of the index.



LARGE-CAP STOCKS

While the 500 companies in the index comprise only about 00% of all the publicly traded companies in the United States, they represent approximately 00% of the total value of the U.S. stock market. (All figures as of 10/31/98).

Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more of an influence on the performance of the index than do the index's smaller stocks.

                                                             SCHWAB S&P 500 FUND

Long-term investors who want to focus on LARGE-CAP U.S. STOCKS or who are looking for performance that is linked to a POPULAR INDEX may want to consider this fund.



MAIN RISKS

THE STOCK MARKET RISES AND FALLS DAILY. As with any stock investment, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market volatility or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

While the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks perform less well than mid- or small-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag those investments.



OTHER RISK FACTORS


While the fund's main risks are those associated with its principal investment strategies, the fund's other strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

INDEX OWNERSHIP
Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

                                       5                     SCHWAB S&P 500 FUND

PERFORMANCE

Below are a chart and a table showing the fund's performance. By looking at this information, you can see how fund performance has varied from year to year and how it averages out over time. The figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

The fund has three share classes, which have different minimum investments and different costs. Information on choosing a class is on page 24.


ANNUAL TOTAL RETURNS (%) AS OF 12/31/97

Investor Shares

                                  [BAR GRAPH]


BEST QUARTER: 00.00% QX 'XX
WORST QUARTER: 00.00% QX 'XX
YEAR-TO-DATE PERFORMANCE AS OF 9/30/98: 00.00%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 10/31/98

                                              SINCE
                        1 YEAR   5 YEARS   INCEPTION
                        ------   -------   ---------
Investor Shares            000       000         000
Select Shares              000       000         000
e.Shares                   000       000         000
S&P 500(R) Index           000       000         000


FUND FEES AND EXPENSES

The following table describes the fees and expenses you could expect to pay as an investor in the fund. "Shareholder fees" are one-time expenses that are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


FEE TABLE (%)

                                           INVESTOR         SELECT
                                            SHARES          SHARES          e.SHARES
                                            ------          ------          --------
SHAREHOLDER FEES
                                             None            None             None

ANNUAL OPERATING EXPENSES (% of average
  net assets)
Management/administration fees               0.00            0.00             0.00
Distribution (12b-1) fees                    None            None             None
Other expenses                               0.00            0.00             0.00
Total annual operating expenses              0.00            0.00             0.00

EXPENSE REDUCTION                            0.00            0.00             0.00
(DUE TO ACTIONS BY SCHWAB AND/OR
THE INVESTMENT MANAGER)

ACTUAL OPERATING EXPENSES                    0.00            0.00             0.00
(GUARANTEED THROUGH 2/29/00)


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                              1 YEAR      3 YEARS      5 YEARS       10 YEARS
                              ------      -------      -------       --------
Investor Shares                  $00         $000         $000           $000

Select Shares                    $00         $000         $000           $000

e.Shares                         $00         $000         $000           $000

Investors should be aware of a fund's EXPENSES as well as its TOTAL RETURN (share price changes plus distributions).

                                       6                     SCHWAB S&P 500 FUND

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                                 11/1/97-       11/1/96-         5/1/96-
INVESTOR SHARES                                                  10/31/98       10/31/97        10/31/96
PER-SHARE DATA ($)
Net asset value at beginning of period                              00.00          00.00           00.00
                                                                    -----          -----           -----
Income from investment operations:
    Net investment income                                           00.00          00.00           00.00
    Net realized and unrealized gain on investments                 00.00          00.00           00.00
                                                                    -----          -----           -----
    Total income from investment operations                         00.00          00.00           00.00
Less distributions:
    Dividends from net investment income                           (00.00)        (00.00)         (00.00)
                                                                    -----          -----           -----
NET ASSET VALUE AT END OF PERIOD                                    00.00          00.00           00.00
                                                                    =====          =====           =====

Total return (%; not annualized)                                    00.00          00.00           00.00
                                                                    =====          =====           =====

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to average net assets            00.00          00.00          00.00 1
Ratio of net investment income to average net assets                00.00          00.00          00.00 1
Portfolio turnover rate                                             00.00          00.00          00.00
Net assets, end of period ($ x 1,000,000)                           00             00             00


1 Annualized.

                                       7                     SCHWAB S&P 500 FUND

FINANCIAL HIGHLIGHTS  CONTINUED


                                                                            11/1/97-        5/19/97-
SELECT SHARES                                                               10/31/98        10/31/97
PER-SHARE DATA ($)
Net asset value at beginning of period                                         00.00           00.00
                                                                               -----           -----
Income from investment operations:
    Net investment income                                                      00.00           00.00
    Net realized and unrealized gain on investments                            00.00           00.00
                                                                               -----           -----
    Total income from investment operations                                    00.00           00.00
Less distributions:
    Dividends from net investment income                                      (00.00)         (00.00)
                                                                               -----           -----
NET ASSET VALUE AT END OF PERIOD                                               00.00           00.00
                                                                               =====           =====

Total return (%; not annualized)                                               00.00           00.00


RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to average net assets                       00.00           00.00 1
Ratio of net investment income to average net assets                           00.00           00.00 1
Portfolio turnover rate                                                        00.00           00.00
Net assets, end of period ($ x 1,000,000)                                      00              00


1 Annualized.

                                       8                     SCHWAB S&P 500 FUND

FINANCIAL HIGHLIGHTS  CONTINUED


                                                                       11/1/97-       11/1/96-        5/1/96-
e.SHARES                                                               10/31/98       10/31/97        10/31/96
PER-SHARE DATA ($)
Net asset value at beginning of period                                    00.00          00.00           00.00
                                                                         ------         ------          ------
Income from investment operations:
    Net investment income                                                 00.00          00.00           00.00
    Net realized and unrealized gain on investments                       00.00          00.00           00.00
                                                                         ------         ------          ------
    Total income from investment operations                               00.00          00.00           00.00
Less distributions:
    Dividends from net investment income                                 (00.00)        (00.00)         (00.00)
                                                                         ------         ------          ------
NET ASSET VALUE AT END OF PERIOD                                          00.00          00.00           00.00
                                                                         ======         ======          ======
Total return (%; not annualized)                                          00.00          00.00           00.00


RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to average net assets                  00.00          00.00 1         00.00 1
Ratio of net investment income to average net assets                      00.00          00.00 1         00.00 1
Portfolio turnover rate                                                   00.00          00.00           00.00
Net assets, end of period ($ x 1,000,000)                                 00             00              00


1  Annualized.

                                       9                     SCHWAB S&P 500 FUND

SCHWAB 1000 FUND(R)

TICKER SYMBOLS            INVESTOR SHARES: SNXFX          SELECT SHARES: SNXSX

GOAL

THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX(R).

INDEX

THE SCHWAB 1000 INDEX INCLUDES THE COMMON STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

The fund may make use of certain management techniques in seeking to enhance after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce its taxable distributions.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for paying expenses and processing shareholder orders. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. However, because some of the effect of expenses remains, the fund's performance normally is below that of the index.

LARGE- AND MID-CAP STOCKS

Although there are currently more than X,000 total stocks in the United States, the 1,000 largest make up some 00% of the total value of all U.S. stocks.

These large- and mid-cap stocks cover many industries and represent many sizes: at $00 billion, the market capitalization of the largest one is approximately 0 times that of the 1,000th largest one. (All figures as of 10/31/98).

Because large-cap and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.


                                       10                       SCHWAB 1000 FUND

Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. It's also a logical choice for stock investors who want exposure beyond the large-cap tier of the U.S. stock market.

MAIN RISKS

THE STOCK MARKET RISES AND FALLS DAILY. As with any stock investment, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE- AND MID-CAP PORTIONS OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market volatility or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the Schwab 1000 Index(R) encompasses stocks from across the economy, the fund is broadly diversified, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

OTHER RISK FACTORS

While the fund's main risks are those associated with its principal investment strategies, the fund's other strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


                                       11                       SCHWAB 1000 FUND

PERFORMANCE

Below are a chart and a table showing the fund's performance. By looking at this information, you can see how fund performance has varied from year to year and how it averages out over time. The figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

The fund has two share classes, which have different minimum investments and different costs. Information on choosing a class is on page 24.

ANNUAL TOTAL RETURNS (%) AS OF 12/31/97

Investor Shares

                                  [BAR GRAPH]

                         92   93   94   95   96   97

BEST QUARTER: 00.00% QX 'XX
WORST QUARTER: 00.00% QX 'XX
YEAR-TO-DATE PERFORMANCE AS OF 9/30/98: 00.00%

AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/97

                                                                            SINCE
                                             1 YEAR         5 YEARS       INCEPTION
Investor Shares                                000            000            000
Select Shares                                  000            000            000
Schwab 1000 Index(R)                           000            000            000

FUND FEES AND EXPENSES

The following table describes the fees and expenses you could expect to pay as an investor in the fund. "Shareholder fees" are one-time expenses that are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                               INVESTOR    SELECT
                                                                SHARES     SHARES
                                                                ------     ------
SHAREHOLDER FEES (% of transaction amount)
Redemption fee, charged only on shares
you sell within 180 days of buying them                          0.50       0.50

ANNUAL OPERATING EXPENSES (% of average net assets)
Management/administration fees                                   0.00       0.00
Distribution (12b-1) fees                                        None       None
Other expenses                                                   0.00       0.00
Total annual operating expenses                                  0.00       0.00

EXPENSE REDUCTION                                                0.00       0.00
(DUE TO ACTIONS BY SCHWAB AND/OR
THE INVESTMENT MANAGER)

ACTUAL OPERATING EXPENSES                                        0.00       0.00
(GUARANTEED THROUGH 2/29/00)

EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year, and no changes in operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                                 1 YEAR       3 YEARS       5 YEARS       10 YEARS
Investor Shares                    $00          $000          $000          $000
Select Shares                      $00          $000          $000          $000

Investors should be aware of a fund's expenses as well as its total return (share price changes plus distributions).


                                       12                       SCHWAB 1000 FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                             11/1/97 -  9/1/97 -     9/1/96 -    9/1/95 -   9/1/94 -     9/1/93 -
INVESTOR SHARES                                              10/31/98   10/31/97     8/31/97     8/31/96    8/31/95      8/31/94
                                                              -----       -----       -----       -----       -----       -----
PER-SHARE DATA ($)
Net asset value at beginning of period                        00.00       00.00       00.00       00.00       00.00       00.00
                                                              -----       -----       -----       -----       -----       -----
Income from investment operations:
   Net investment income                                      00.00       00.00       00.00       00.00       00.00       00.00
   Net realized and unrealized gain on investments            00.00       00.00       00.00       00.00       00.00       00.00
                                                              -----       -----       -----       -----       -----       -----
   Total income from investment operations                    00.00       00.00       00.00       00.00       00.00       00.00
Less distributions:
   Dividends from net investment income                      (00.00)     (00.00)     (00.00)     (00.00)     (00.00)         --
                                                              -----       -----       -----       -----       -----       -----
NET ASSET VALUE AT END OF PERIOD                              00.00       00.00       00.00       00.00       00.00       00.00
                                                              =====       =====       =====       =====       =====       =====
Total return (%; not annualized)                              00.00       00.00       00.00       00.00       00.00       00.00

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to net average assets      00.00      00.00 1      00.00       00.00       00.00       00.00
Ratio of net investment income to average net assets          00.00      00.00 1      00.00       00.00       00.00       00.00
PORTFOLIO TURNOVER RATE                                       00.00      00.00        00.00       00.00       00.00       00.00
Net assets, end of period ($ x 1,000,000)                     00         00           00          00          00          00

                                                             11/1/97 -   9/1/97 -    5/19/97 -
SELECT SHARES                                                10/31/98    10/31/97    8/31/97
                                                              -----       -----       -----
PER-SHARE DATA ($)
Net asset value at beginning of period                        00.00       00.00       00.00
                                                              -----       -----       -----
Income from investment operations:
   Net investment income                                      00.00       00.00       00.00
   Net realized and unrealized gain on investments            00.00       00.00       00.00
                                                              -----       -----       -----
   Total income from investment operations                    00.00       00.00       00.00
Less distributions:
   Dividends from net investment income                      (00.00)     (00.00)     (00.00)
                                                              -----       -----       -----
NET ASSET VALUE AT END OF PERIOD                              00.00      (00.00)     (00.00)
                                                              =====      ======      ======
Total return (%; not annualized)                              00.00       00.00       00.00

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to net average assets      00.00      00.00 1     00.00 1
Ratio of net investment income to average net assets          00.00      00.00 1     00.00 1
Portfolio turnover rate                                       00.00      00.00       00.00
Net assets, end of period ($ x 1,000,000)                     00         00          00

1 Annualized.


                                       13                       SCHWAB 1000 FUND

SCHWAB SMALL-CAP
INDEX FUND(R)

TICKER SYMBOLS            INVESTOR SHARES: SWSMX          SELECT SHARES: SWSSX

GOAL

THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R).

INDEX

THE SCHWAB SMALL-CAP INDEX INCLUDES THE COMMON STOCKS OF THE SECOND-LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does. In seeking to enhance after-tax performance the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce its taxable distributions.

Like many index funds, the fund also may invest in short-term investments and lend securities, in order to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for paying expenses and processing shareholder orders. Because any income from securities lending and short-term investments typically is not enough to eliminate the effect of expenses, the fund's performance normally is below that of the index.

SMALL-CAP STOCKS

In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks. These stocks range in size from $00 million to $00 million in terms of their total market value. (All figures as of 10/31/98).

Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.


                                       14            SCHWAB SMALL-CAP INDEX FUND

With its SMALL-CAP FOCUS, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

MAIN RISKS

THE STOCK MARKET RISES AND FALLS DAILY. As with any stock investment, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE SMALL-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market volatility or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

HISTORICALLY, SMALL-CAP STOCKS HAVE BEEN RISKIER THAN LARGE- AND MID-CAP STOCKS. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements, and may move sharply, especially during market upturns and downturns. In addition, during any period when small-cap stocks perform less well than large- or mid-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever U.S. small-cap stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

OTHER RISK FACTORS

While the fund's main risks are those associated with its principal investment strategies, the fund's other strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, the fund may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


                                       15           SCHWAB SMALL-CAP INDEX FUND

PERFORMANCE

Below are a chart and a table showing the fund's performance. By looking at this information, you can see how fund performance has varied from year to year and how it averages out over time. The figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

The fund has two share classes, which have different minimum investments and different costs. Information on choosing a class is on page 24.

ANNUAL TOTAL RETURNS (%) AS OF 12/31/97

Investor Shares

                                  [BAR GRAPH]

                                  95   96   97

BEST QUARTER: 00.00% QX 'XX
WORST QUARTER: 00.00% QX 'XX
YEAR-TO-DATE PERFORMANCE AS OF 9/30/98: 00.00%

AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/97

                                                                            SINCE
                                                  1 YEAR      5 YEARS     INCEPTION
Investor Shares                                    000          000          000
Select Shares                                      000          000          000
Schwab Small-Cap Index(TM)                         000          000          000

FUND FEES AND EXPENSES

The following table describes the fees and expenses you could expect to pay as an investor in the fund. "Shareholder fees" are one-time expenses that are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                                 INVESTOR  SELECT
                                                                  SHARES   SHARES
                                                                  ------   ------
SHAREHOLDER FEES (% of transaction amount)
Redemption fee, charged only on shares
you sell within 180 days of buying them                            0.50     0.50

ANNUAL OPERATING EXPENSES (% of average net assets)
Management/administration fees                                     0.00     0.00
Distribution (12b-1) fees                                          None     None
Other expenses                                                     0.00     0.00
Total annual operating expenses                                    0.00     0.00

EXPENSE REDUCTION                                                  0.00     0.00
(DUE TO ACTIONS BY SCHWAB AND/OR
THE INVESTMENT MANAGER)

ACTUAL OPERATING EXPENSES                                          0.00     0.00
(GUARANTEED THROUGH 2/29/00)

EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year, and no changes in operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                                          1 YEAR     3 YEARS   5 YEARS    10 YEARS
Investor Shares                            $00        $000       $000       $000
Select Shares                              $00        $000       $000       $000

Investors should be aware of a fund's EXPENSES as well as its TOTAL RETURN (share price changes plus distributions).


                                       16          SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                              11/1/97-   11/1/96-    11/1/95-   11/1/94-    12/3/93-
INVESTOR SHARES                                               10/31/98   10/31/97    10/31/96   10/31/95    10/31/94
                                                              -----       -----       -----       -----       -----
PER-SHARE DATA ($)
Net asset value at beginning of period                        00.00       00.00       00.00       00.00       00.00
                                                              -----       -----       -----       -----       -----
Income from investment operations:
   Net investment income                                      00.00       00.00       00.00       00.00       00.00
   Net realized and unrealized gain on investments            00.00       00.00       00.00       00.00       00.00
                                                              -----       -----       -----       -----       -----
   Total income from investment operations                    00.00       00.00       00.00       00.00       00.00
Less distributions:
   Dividends from net investment income                      (00.00)     (00.00)     (00.00)     (00.00)     (00.00)
                                                              -----       -----       -----       -----       -----
NET ASSET VALUE AT END OF PERIOD                              00.00       00.00       00.00       00.00       00.00
                                                              =====       =====       =====       =====       =====
Total return (%; not annualized)                              00.00       00.00       00.00       00.00       00.00

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to net average assets      00.00       00.00       00.00       00.00       00.00 1
Ratio of net investment income to average net assets          00.00       00.00       00.00       00.00       00.00 1
Portfolio turnover rate                                       00.00       00.00       00.00       00.00       00.00
Net assets, end of period ($ x 1,000,000)                     00          00          00          00          00

                                                             11/1/97-     5/19/97-
SELECT SHARES                                                10/31/98     10/31/97
                                                             --------     --------
PER-SHARE DATA ($)
Net asset value at beginning of period                         00.00       00.00
                                                               -----       -----
Income from investment operations:
   Net investment income                                       00.00       00.00
   Net realized and unrealized gain on investments             00.00       00.00
                                                               -----       -----
   Total income from investment operations                     00.00       00.00
Less distributions:
   Dividends from net investment income                       (00.00)     (00.00)
                                                               -----       -----
NET ASSET VALUE AT END OF PERIOD                               00.00       00.00
                                                               =====       =====
Total return (%; not annualized)                               00.00       00.00

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to net average assets       00.00       00.00 1
Ratio of net investment income to average net assets           00.00       00.00 1
Portfolio turnover rate                                        00.00       00.00
Net assets, end of period ($ x 1,000,000)                      00          00

1 Annualized.


                                       17           SCHWAB SMALL-CAP INDEX FUND

SCHWAB INTERNATIONAL
INDEX FUND(R)

TICKER SYMBOLS            INVESTOR SHARES: SWINX          SELECT SHARES: SWISX

GOAL

THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL
INDEX(R).

INDEX

THE SCHWAB INTERNATIONAL INDEX INCLUDES COMMON STOCKS OF THE 350 LARGEST PUBLICLY TRADED COMPANIES FROM SELECTED COUNTRIES OUTSIDE THE UNITED STATES. The selected countries all have developed securities markets, and include most Western European countries, as well as Australia, Canada, Hong Kong and Japan -- currently 15 countries in all. Within these countries, Schwab identifies the 350 largest companies according to their market capitalization (total market value of all shares outstanding) in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in transaction prices until settlement. In seeking to enhance after-tax performance the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce its taxable distributions.

Like many index funds, the fund also may invest in short-term investments and lend securities, in order to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for paying expenses and processing shareholder orders. Because any income from securities lending and short-term investments typically is not enough to eliminate the effect of expenses, the fund's performance normally is below that of the index.

INTERNATIONAL STOCKS

Over the past several decades, foreign stock markets have grown rapidly. While U.S. stocks made up 00% of the market value of the world's stock markets as recently as [year], foreign stocks today represent approximately two-thirds of the world's total market capitalization. (All figures as of 10/31/98).

For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, since international stock markets historically have performed somewhat differently from the U.S. market.


                                       18      SCHWAB INTERNATIONAL INDEX FUND

For long-term investors who are interested in the potential rewards of INTERNATIONAL INVESTING and who are prepared for the additional risks, this fund could be worth considering.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any stock investment, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE PERFORMANCE OF A MIX OF INTERNATIONAL LARGE-CAP STOCKS, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market volatility or to lessen the effects of market declines.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

INTERNATIONAL STOCKS CARRY ADDITIONAL RISKS. Changes in currency exchange rates can erode market gains or widen market losses. International markets -- even those that are well established -- are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks perform less well than other types of stocks or other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

OTHER RISK FACTORS

While the fund's main risks are those associated with its principal investment strategies, the fund's other strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, the fund may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


                                       19     SCHWAB INTERNATIONAL INDEX FUND

PERFORMANCE

Below are a chart and a table showing the fund's performance. By looking at this information, you can see how fund performance has varied from year to year and how it averages out over time. The figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

The fund has two share classes, which have different minimum investments and different costs. Information on choosing a class is on page 24.



 ANNUAL TOTAL RETURNS (%) AS OF 12/31/97
--------------------------------------------------------------------------------

Investor Shares

[BAR GRAPH]

--------------------------------------------------------------------------------
                                 94   95   96   97


 BEST QUARTER: 00.00% QX 'XX
 WORST QUARTER: 00.00% QX 'XX
 YEAR-TO-DATE PERFORMANCE AS OF 9/30/98: 00.00%


 AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/97
--------------------------------------------------------------------------------

                                              SINCE
                                   1 YEAR   5 YEARS   INCEPTION
--------------------------------------------------------------------------------

 Investor Shares                    000       000        000
 Select Shares                      000       000        000
 Schwab International Index(R)      000       000        000


FUND FEES AND EXPENSES

The following table describes the fees and expenses you could expect to pay as an investor in the fund. "Shareholder fees" are one-time expenses that are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.



 FEE TABLE (%)
--------------------------------------------------------------------------------

                                                    INVESTOR      SELECT
                                                     SHARES       SHARES
--------------------------------------------------------------------------------
 SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
 Redemption fee, charged only on shares
 you sell within 180 days of buying them             0.75          0.75

 ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
 Management/administration fees                      0.00          0.00
 Distribution (12b-1) fees                           None          None
 Other expenses                                      0.00          0.00
 Total annual operating expenses                     0.00          0.00

 EXPENSE REDUCTION                                   0.00          0.00
 (DUE TO ACTIONS BY SCHWAB AND/OR
 THE INVESTMENT MANAGER)
 ACTUAL OPERATING EXPENSES                           0.00          0.00
 (GUARANTEED THROUGH 2/29/00)

 EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year, and no changes in operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                             1 YEAR        3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------

 Investor Shares              $00           $000          $000            $000
 Select Shares                $00           $000          $000            $000



Investors should be aware of a fund's EXPENSES as well as its TOTAL RETURN (share price changes plus distributions).



                                       20     SCHWAB INTERNATIONAL INDEX FUND

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                                11/1/97-   11/1/96-  11/1/95-  11/1/94-  11/1/93-
 INVESTOR SHARES                                               10/31/98   10/31/97   10/31/96  10/31/95  10/31/94
--------------------------------------------------------------------------------------------------------------------------

 PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                          00.00     00.00      00.00     00.00     00.00
                                                                ------    ------     ------    ------    ------
 Income from investment operations:
    Net investment income                                        00.00     00.00      00.00     00.00     00.00
    Net realized and unrealized gain on investments              00.00     00.00      00.00     00.00     00.00
                                                                ------    ------     ------    ------    ------
    Total income from investment operations                      00.00     00.00      00.00     00.00     00.00
 Less distributions:
    Dividends from net investment income                        (00.00)   (00.00)    (00.00)   (00.00)   (00.00)
                                                                ------    ------     ------    ------    ------
 NET ASSET VALUE AT END OF PERIOD                                00.00     00.00      00.00     00.00     00.00
                                                                ======    ======     ======    ======    ======
 Total return (%; not annualized)                                00.00     00.00      00.00     00.00     00.00

 RATIOS/SUPPLEMENTAL DATA (%)
 Ratio of actual operating expenses to net average assets        00.00     00.00      00.00     00.00     00.00
 Ratio of net investment income to average net assets            00.00     00.00      00.00     00.00     00.00
 Portfolio turnover rate                                         00.00     00.00      00.00     00.00     00.00
 Net assets, end of period ($ x 1,000,000)                       00        00         00        00        00



                                                               11/1/97-    5/19/97-
 SELECT SHARES                                                 10/31/98    10/31/97
------------------------------------------------------------------------------------------

 PER-SHARE DATA ($)
------------------------------------------------------------------------------------------
 Net asset value at beginning of period                          00.00      00.00
                                                                ------     ------
 Income from investment operations:
    Net investment income                                        00.00      00.00
    Net realized and unrealized gain on investments              00.00      00.00
                                                                ------     ------
    Total income from investment operations                      00.00      00.00
 Less distributions:
    Dividends from net investment income                        (00.00)    (00.00)
                                                                ------     ------
 NET ASSET VALUE AT END OF PERIOD                                00.00      00.00
                                                                ======     ======
 Total return (%; not annualized)                                00.00      00.00

 RATIOS/SUPPLEMENTAL DATA (%)
 Ratio of actual operating expenses to net average assets        00.00      00.00 1
 Ratio of net investment income to average net assets            00.00      00.00 1
 Portfolio turnover rate                                         00.00      00.00
 Net assets, end of period ($ x 1,000,000)                       00         00

 1     Annualized.



                                       21     SCHWAB INTERNATIONAL INDEX FUND

FUND MANAGEMENT

The fund's INVESTMENT MANAGER, Charles Schwab Investment Management, Inc., has more than $0.0 billion under management.

THE INVESTMENT MANAGER for the Schwab Equity Index Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment manager for all of the SchwabFunds.(R) The firm manages assets for more than XX million accounts. (All figures on this page as of 10/31/98).

As the investment manager, the firm oversees the asset management and administration of the Schwab Equity Index Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/98, these fees were 0.00% for the Schwab S&P 500 Fund, 0.00% for the Schwab 1000 Fund(R), 0.00% for the Schwab Small-Cap Index Fund(R) and 0.00% for the Schwab International Index Fund(R). These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

GERI HOM, a vice president of the investment manager, is responsible for the day-to-day management of each of the Schwab Equity Index Funds. She joined the firm in 1995, and has nearly 20 years of experience in equity index management.


YEAR 2000 AND EURO CONVERSION ISSUES


Two issues with the potential to disrupt fund operations and affect performance are the inability of some computers to recognize the year 2000 and the conversion of certain European currencies to the euro beginning 1/1/99.

The investment manager is taking steps to enable its systems to handle these changes. With regard to the year 2000 problem, the investment manager also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how either of these issues will affect fund administration, fund performance (particularly for funds with European exposure) or securities markets in general.



                                       22                        FUND MANAGEMENT

                             INVESTING IN THE FUNDS



As a SchwabFunds(R) investor, you have a NUMBER OF WAYS to do business with us.

On the following pages, you will find INFORMATION on buying, selling and exchanging shares using the method that is most CONVENIENT for you. You also will see how to choose a share class and a distribution option for your investment. Helpful information on TAXES is included as well.



                                       23              INVESTING IN THE FUNDS

BUYING SHARES


Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information below is for Schwab brokerage account investors. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.


  STEP 1

 CHOOSE A FUND AND SHARE CLASS. Your choice may depend on the amount of your investment. Currently, e.Shares(TM) are available only for the S&P 500 Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans. The minimums shown below are for each fund and share class.

                          MINIMUM INITIAL                      MINIMUM ADDITIONAL
 SHARE CLASS                 INVESTMENT                           INVESTMENTS           MINIMUM BALANCE
-------------------------------------------------------------------------------------------------------

 Investor Shares         $1,000 ($500 for retirement                   $100                $1,000
                         and custodial accounts)


-------------------------------------------------------------------------------------------------------
 Select Shares(TM)       $50,000                                     $1,000               $40,000


-------------------------------------------------------------------------------------------------------
 e.Shares(TM)            $1,000 ($500 for retirement                   $100                $1,000
                         and custodial accounts)


  STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

 OPTION           FEATURES
--------------------------------------------------------------------------------

 Reinvestment       All dividend and capital gain distributions are invested
                    automatically in shares of your fund and share class


--------------------------------------------------------------------------------
 Cash/reinvestment  You receive payment for dividends, while any capital gain
 mix                are invested in shares of your fund and share class


--------------------------------------------------------------------------------
 Cash You receive payment for all dividends and capital gain distributions


  STEP 3

 PLACE YOUR ORDER, using any of the methods described at right. Remember that e.Shares are available only through SchwabLink. Make checks payable to Charles Schwab and Co., Inc.

SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the funds.

For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink, which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.



                                       24                 INVESTING IN THE FUNDS

SELLING/EXCHANGING SHARES


Use any of the methods described below to sell shares of a fund.

  When selling or exchanging shares, please be aware of the following policies:

-  proceeds from a sale may take up to seven days to be paid to your account

- if you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this can take up to 15 days

-  orders to buy, sell or exchange become irrevocable at the time you mail them

-  as indicated in the funds' fee tables, each fund (except the Schwab S&P 500
   Fund) charges a redemption fee on the sale or exchange of any shares that have been held for less than 180 days; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange)

- there is no redemption fee when you exchange between share classes of the same fund

- exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging

- you will need to obtain and read the prospectus for any fund into which you are exchanging prior to placing your order


  WHEN PLACING ORDERS

  With every order to buy, sell or exchange shares, you will need to include the following information:

-  your name

- your account number (for SchwabLink transactions, include the master account and subaccount numbers)

-  the name and share class of the fund whose shares you want to buy or sell

-  the dollar amount or number of shares you would like to buy, sell or exchange

- for exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-  when selling shares, how you would like to receive the proceeds


METHODS FOR PLACING ORDERS




PHONE

Call 800-435-4000, 24 hours a day, seven days a week (for TDD service, call 800-345-2550)

INTERNET

www.schwab.com/schwabfunds

SCHWABLINK

Follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198

MAIL

Write to SchwabFunds at:
101 Montgomery Street
San Francisco, CA 94104

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on your Schwab account

IN PERSON

Visit the nearest Charles Schwab branch office



                                       25                INVESTING IN THE FUNDS

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. Orders to buy, sell or exchange shares that are received in good order by Schwab prior to the close of the NYSE (generally 4 p.m. Eastern time) on a business day will be executed that day.

THE FUNDS CALCULATE THEIR SHARE PRICES EACH BUSINESS DAY, for each share class, after the close of the NYSE. A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Each order to buy, sell or exchange shares is executed at the next share price calculated after the order is accepted.

In valuing portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's board of trustees.

Shareholders of the Schwab International Index Fund(R) should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the rights to:

- automatically redeem your shares if your account is closed for any reason or your balance falls below the minimum for your share class

- modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- refuse any purchase or exchange order, including those that appear to be associated with "market timing" strategies

-  change or waive a fund's investment minimums

- suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-  withdraw or suspend any part of the offering made by this prospectus



                                       26                INVESTING IN THE FUNDS

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult with your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less, long-term if you held the shares longer.

FOR TAX PURPOSES, AN EXCHANGE BETWEEN FUNDS IS DIFFERENT FROM AN EXCHANGE BETWEEN CLASSES. An exchange between funds is considered a sale. An exchange between classes within a fund is not reported as a taxable sale.

SHAREHOLDERS IN THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS, as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. However, you may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the fund paid during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you will end up receiving a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the amount of the distribution is subtracted from the share price.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.


                                       27                INVESTING IN THE FUNDS

EQUITY INDEX FUNDS



TO LEARN MORE


This prospectus contains important information on the funds, and should be read and kept for reference. However, you can obtain more information:

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes fuller discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the Securities and Exchange Commission. All materials from SchwabFunds are free; the SEC charges a duplicating fee.




SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
www.schwab.com/schwabfunds

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov
SEC FILE NUMBERS
Schwab S&P 500 Fund                                           811-7704
Schwab 1000 Fund(R)                                           811-6200
Schwab Small-Cap Index Fund(R)                                811-7704
Schwab International Index Fund(R)                            811-7704

                                                                      PROSPECTUS
                                                                December 1, 1998

MKT3644FLT                                                        SCHWABFUNDS(R)

                                     PART B
                               SCHWAB INVESTMENTS
                              CROSS REFERENCE SHEET
                                       FOR
                               SCHWAB 1000 FUND(R)

        Part B Item                                                Statement of Additional Information Caption
 10     Cover Page and Table of Contents                           Cover Page

 11     Fund History                                               Description of the Trusts

 12     Description of the Fund and Its Investments and Risks      Investment Strategies, Risks and Limitations -
        (a)   Classification                                       Investment Strategies and Risks
        (b)   Investment Strategies and Risks                      Investment Objectives, Investment Strategies and Risks;
                                                                   Calculation of Performance Data - Tax Efficiency

        (c)   Fund Policies                                        Investment Objectives, Investment Limitations
        (d)   Temporary Defensive Position                         Not applicable
        (e)   Portfolio Turnover                                   Brokerage Allocation and Other Practices
 13     Management of the Fund                                     Management of the Funds

 14     Control Persons and Principal Holders of Securities        Control Persons and Principal Holders of Securities

 15     Investment Advisory and Other Services                     Investment Advisory and Other Services

 16     Brokerage Allocation and Other Practices                   Brokerage Allocation and Other Practices

 17     Capital Stock and Other Securities                         Description of the Trusts

 18     Purchase, Redemption and Pricing of Shares                 Purchase, Redemption and Pricing of Shares

 19     Taxation of the Fund                                       Taxation

 20     Underwriters                                               Investment Advisory and Other Services

 21     Calculation of Performance Data                            Calculation of Performance Data

 22     Financial Statements                                       Investment Advisory and Other Services

                       STATEMENT OF ADDITIONAL INFORMATION

                            SCHWAB EQUITY INDEX FUNDS

                               SCHWAB S&P 500 FUND
                               SCHWAB 1000 FUND(R)
                         SCHWAB SMALL-CAP INDEX FUND(R)
                       SCHWAB INTERNATIONAL INDEX FUND(R)

                                DECEMBER 1, 1998

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated December 1, 1998 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

Schwab S&P 500 Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund are series of Schwab Capital Trust (a trust), and Schwab 1000 Fund is a series of Schwab Investments (a trust).

                                TABLE OF CONTENTS

                                                                                             Page

INVESTMENT STRATEGIES, RISKS AND LIMITATIONS....................................................2
MANAGEMENT OF THE FUNDS........................................................................14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............................................16
INVESTMENT ADVISORY AND OTHER SERVICES.........................................................17
BROKERAGE ALLOCATION AND OTHER PRACTICES.......................................................19
DESCRIPTION OF THE TRUSTS......................................................................21
PURCHASE, REDEMPTION AND PRICING OF SHARES.....................................................22
TAXATION.......................................................................................23
CALCULATION OF PERFORMANCE DATA................................................................25

                  INVESTMENT STRATEGIES, RISKS AND LIMITATIONS

The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                              INVESTMENT OBJECTIVES

Each fund's investment objective may be changed only by vote of a majority of its shareholders.

THE SCHWAB S&P 500 FUND'S investment objective is to seek to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R)).

The S&P 500 is representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financial and transportation. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


The Schwab S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Schwab S&P 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Schwab S&P 500 Fund particularly or the ability of the Schwab S&P 500 Index to track general stock market performance. S&P's only relationship to the Schwab S&P 500 Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) Index, which is determined, composed and calculated by S&P without regard to the Schwab S&P 500 Fund. S&P has no obligation to take the needs of the Schwab S&P 500 Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Schwab S&P 500 Fund shares or in the determination or calculation of the equation by which the Schwab S&P 500 Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Schwab S&P 500 Fund's shares.

S&P does not guarantee the accuracy and /or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

THE SCHWAB 1000 FUND'S investment objective is to match the price and dividend performance (total return) of the Schwab 1000 Index(R), an index created to represent to performance of publicly traded common stocks of the 1,000 largest U.S. companies.

To be included in the Schwab 1000 Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) or the NASDAQ/NMS and
(3) its market value must place it among the top 1,000 such companies as measured by market capitalization (share price times the number of shares outstanding). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.

As of October 31, 1998, the aggregate market capitalization of the stocks included in the Schwab 1000 Index was approximately $xxxx trillion. This represents approximately xxxx% of the total market value of all publicly traded U.S. companies, as represented by the Wilshire 5000 Index.

THE SCHWAB SMALL-CAP INDEX FUND'S investment objective is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(R) (Small-Cap Index), an index created to represent the performance of common stocks of the second 1,000 largest U.S. companies, ranked by market capitalization (share price times the number of shares outstanding). Pursuant to a policy that may be changed only by vote of a majority of its shareholders, the Schwab Small-Cap Index Fund will invest at least 65% of its total assets in common stocks, or other equity securities including preferred stocks, rights and warrants.

To be included in the Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the NYSE, AMEX or the NASDAQ/NMS and (3) its market value must place it among the second-largest 1,000 such companies as measured by market capitalization (i.e., from the company with a rank of 1,001 through the company with a rank of 2,000). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.

THE SCHWAB INTERNATIONAL INDEX FUND'S investment objective is to attempt to track the price and dividend performance (total return) of the Schwab International Index(R) (International Index), an index created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States). Pursuant to a policy that may be changed only by vote of a majority of its shareholders, the International Fund will invest at least 65% of its total assets in common stocks and other equity securities including preferred stocks, rights and warrants of companies located in at least three countries other than the United States.

To be included in the International Index, a liquid market must exist for the securities, and the securities must be issued by an operating company (i.e., not an investment company) whose principal trading market is in a country with a major developed securities market outside the United States. In addition, the market value of the company's outstanding securities must place the company among the top 350 such companies as measured by market capitalization (share price times the number of shares outstanding). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index. By tracking the largest companies in developed markets, the index represents the performance of the "blue chips" of international markets. The index also is designed to provide a broad representation of the international market, by limiting each country to no more than 35% of the total market capitalization of the index. The International Index was first made available to the public on July 29, 1993.

The Schwab 1000 Index(R), Schwab Small Cap-Index(R) and International Index were developed and are maintained by Schwab. Schwab receives no compensation from the funds for maintaining the indexes. Schwab reviews and, as necessary, revises the lists of companies whose securities are included in the Schwab 1000 Index, the Small-Cap Index and the International Index at least annually. Companies known by Schwab to meet or no longer meet the inclusion criteria may be added or deleted as appropriate. Schwab also will modify each index as necessary to account for corporate actions (e.g., new issues, repurchases, stock dividends/splits, tenders, mergers, stock swaps, spin-offs or bankruptcy filings made because of a company's inability to continue operating as a going concern).

Schwab may change the Schwab 1000 Index and the Small-Cap Index inclusion criteria if it determines that doing so would cause the Schwab 1000 Index and the Small-Cap Index to be more representative of the domestic equity market. Schwab also may change the International Index inclusion criteria if it determines that doing so would cause the International Index to be more representative of the large, publicly traded international company equity market. In the future, the Board of Trustees, subject to shareholder approval, may select another index should it decide that taking such action would be in the best interest of a fund's shareholders.

A particular stock's weighting in the International Index, Small-Cap Index or Schwab 1000 Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of its Index.

                         INVESTMENT STRATEGIES AND RISKS

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. While each fund does not intend to concentrate its investments, it may concentrate in a particular industry or group of industries if its index is so concentrated.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GSSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund.

EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, however, they do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed-income component.

Warrants are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the funds endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund's portfolio containing foreign investments, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.

Investments in the securities of foreign issuers are usually made and held in foreign currencies. In addition, the International Fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the International Fund.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the upcoming conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). Exchange rates between the U.S. dollar and the local currencies involved in the conversion may become more volatile as the conversion date of January 1, 1999 approaches. There also may be increased volatility in the exchange rates for currencies of other European countries. After January 3, 1999, the euro will be the official currency of the EMU, the rate of exchange will have been set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories will price, trade and settle in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift away from European countries, thereby making the European market less liquid. All of these factors could affect the value of the International Fund's investments and/or increase its expenses. While the investment manager is taking steps to minimize the impact of the conversion on the fund, it is not possible to know precisely what impact the conversion will have on the fund, if any, nor is it possible to eliminate the risks completely.

Securities that are acquired by a fund outside the United States and that are publicly-traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered illiquid provided that: (i) the fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (ii) the fund reasonably believes it can readily dispose of the securities readily in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are readily available. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the International Fund engages in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but waiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The funds may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges.

Each fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its ability to track the performance of its index as closely as possible, a fund may purchase futures contracts representative of its index or the securities in its index. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the International Fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The funds do not intend to engage in speculative futures transactions.

When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" are made at least daily as the value of the futures contracts fluctuate. This process is known as "marking-to-market". The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Each fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets.

While the funds intend to purchase and sell futures contracts in order to simulate full investment in the securities comprising their respective indices, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the funds incur transaction costs (i.e. brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The funds seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INDEXING STRATEGIES involve tracking the investments and, therefore, performance of an index. Each fund normally will invest at least 80% of its total assets in the securities of its index. Moreover, each fund will invest so that its portfolio performs similarly to that of its index. Each fund tries to generally match its holdings in a particular security to its weight in the index. Each fund will seek a correlation between its performance and that of its index of
0.90 or better. A perfect correlation of 1.0 is unlikely as the funds incur operating and trading expenses unlike their indices. A fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for a fund.

LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (i) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the fund may at any time call the loan and obtain the return of the securities loaned; (iii) the fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund.

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements a fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short--from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, a fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the funds, including those managed by its investment manager. Because other investment companies employ investment advisers and other service providers, investments by a fund may cause shareholders to pay duplicative fees.

SMALL-CAP STOCKS are common stocks issued by U.S. operating companies with market capitalizations that place them within the second-largest 1,000 such companies, as measured by the Small-Cap Index(R). Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid cap stocks, and the Small-Cap Index Fund's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Small-Cap Index Fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks (like the Schwab Small-Cap Index Fund) may change sharply during the short term and long term.

STOCK SUBSTITUTION STRATEGY is a strategy, whereby each fund may, in extraordinary circumstances, substitute a similar stock for a security in its index.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other fixed-income securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's shareholders.

EACH FUND MAY NOT:

1) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the trust or the investment manager individually own beneficially more than half of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

2) Invest for the purpose of exercising control or management of another issuer.

3) Lend money to any person, except that each fund may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are distributed publicly or customarily purchased by institutional investors, and (ii) lend its portfolio securities.

4) Pledge, mortgage or hypothecate any of its assets, except that, to secure allowable borrowings, each fund may do so with respect to no more than one-third of the value of its total assets.

5) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

EACH OF S&P 500 FUND, SMALL-CAP FUND AND INTERNATIONAL FUND MAY NOT:

1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

2) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except that each fund may purchase securities under such circumstances only to the extent that its index is also so concentrated).

3) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

4) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each fund may (i) purchase securities of companies that deal in real estate or interests therein, (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) for the S&P 500 Fund, purchase securities of companies that deal in precious metals or interests therein.

5) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

6) Borrow money or issue senior securities, except that each fund may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that each fund will not purchase securities while borrowings represent more than 5% of its total assets.

THE SCHWAB 1000 FUND(R) MAY NOT:

1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

2) Purchase securities (other then securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except to the extent that the Schwab 1000 Index(R) is also so concentrated). Securities issued by governments or political subdivisions or authorities of governments are not considered to be securities subject to this concentration restriction.

3) Invest more than 10% of the total value of its assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

4) Purchase or sell commodities or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein, and (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts.

5) Purchase securities of other investment companies, except as permitted by the 1940 Act.

6) Borrow money except from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that the fund will not purchase securities while borrowings represent more than 5% of its total assets.

With respect to limitation (3), the Schwab 1000 Fund(R) may not invest so that more than 15% of its net assets in illiquid securities.

The following additional limitations have been adopted by each fund. These limitations may be more restrictive than the limitations listed above, and may be changed by the Board of Trustees without shareholder approval or notice.

EACH FUND MAY NOT:

a) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

b) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the NYSE or the AMEX, provided, however, that for purposes of this restriction, warrants acquired by a fund in units or attached to other securities are deemed to be without value.

c) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the fund's net assets.

d)       Make short sales, except for short sales against the box.

e) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

f) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

IN ADDITION, THE SCHWAB 1000 FUND MAY NOT:

a) Invest more than 5% of its total assets in securities of issuers (other that obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) that, with their predecessors, have a record of less than three years continuous operation.

b) Purchase securities that would cause more that 5% of its net assets to be invested in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid under procedures adopted by the Board of Trustees based upon the trading markets for the securities.

                             MANAGEMENT OF THE FUNDS

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment manager), are as follows:

NAME/DATE                               POSITION(S) WITH          PRINCIPAL OCCUPATIONS &
OF BIRTH                                THE TRUSTS                AFFILIATIONS
-------------------------------------   ------------------------  --------------------------------------------------
CHARLES R. SCHWAB*                      Chairman and Trustee      Chairman, Co-Chief Executive Officer and
July 29, 1937                                                     Director, The Charles Schwab Corporation;
                                                                  Chairman, Chief Executive Officer and
                                                                  Director, Charles Schwab Holdings, Inc.;
                                                                  Chairman and Director, Charles Schwab & Co.,
                                                                  Inc., Charles Schwab Investment Management,
                                                                  Inc., The Charles Schwab Trust Company and
                                                                  Schwab Retirement Plan Services, Inc.;
                                                                  Chairman and Director (current board
                                                                  positions), and Chairman (officer position)
                                                                  until December 1995, Mayer & Schweitzer,
                                                                  Inc. (a securities brokerage subsidiary of
                                                                  The Charles Schwab Corporation); Director,
                                                                  The Gap, Inc. (a clothing retailer),
                                                                  Transamerica Corporation (a financial
                                                                  services organization), AirTouch
                                                                  Communications (a telecommunications
                                                                  company) and Siebel Systems (a software
                                                                  company).


STEVEN L. SCHEID*+                      President and Trustee     Executive Vice President and Chief Financial
June 28, 1953                                                     Officer, The Charles Schwab Corporation;
                                                                  Enterprise President - Financial Products
                                                                  and Services and Chief Financial Officer,
                                                                  Charles Schwab & Co., Inc.; Chief Executive
                                                                  Officer, Chief Financial Officer and
                                                                  Director, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996, Mr.
                                                                  Scheid was Principal Financial Officer,
                                                                  First Investor Bancorp. Prior to 1994, Mr.
                                                                  Scheid was Chief Financial Officer, First
                                                                  Interstate Bank of Texas.

DONALD F. DORWARD                       Trustee                   Executive Vice President and Managing
September 23, 1931                                                Director, Grey Advertising. From 1990 to
                                                                  1996, Mr. Dorward was President and Chief
                                                                  Executive Officer, Dorward & Associates
                                                                  (advertising and marketing/consulting firm).



--------

* This trustee is an "interested person" of the trusts.
+ Effective August 18, 1998, Mr. Scheid was elected as President and trustee.

NAME/DATE                                 POSITION(S) WITH            PRINCIPAL OCCUPATIONS &
OF BIRTH                                  THE TRUSTS                  AFFILIATIONS
---------------------------------------   -------------------------   --------------------------------------------------
ROBERT G. HOLMES                          Trustee                     Chairman, Chief Executive Officer and Director,
May 15, 1931                                                          Semloh Financial, Inc. (international financial
                                                                      services and investment advisory firm).

DONALD R. STEPHENS                        Trustee                     Managing Partner, D.R. Stephens & Company
June 28, 1938                                                         (investments) and Chairman and Chief
                                                                      Executive Officer of North American Trust
                                                                      (real estate investment trust).

MICHAEL W. WILSEY                         Trustee                     Chairman, Chief Executive Officer and Director,
August 18, 1943                                                       Wilsey Bennett, Inc. (truck and air
                                                                      transportation, real estate investment and
                                                                      management and investments).

TAI-CHIN TUNG                             Treasurer and Principal     Vice President, Treasurer and Controller,
March 7, 1951                             Financial Officer           Charles Schwab Investment Management, Inc.
                                                                      From 1994 to 1996, Ms. Tung was Controller
                                                                      for Robertson Stephens Investment
                                                                      Management, Inc. From 1993 to 1994, she was
                                                                      Vice President of Fund Accounting, Capital
                                                                      Research and Management Co.

WILLIAM J. KLIPP*                         Executive Vice              Executive Vice President, SchwabFunds(R),
December 9, 1955                          President, Chief            Charles Schwab & Co., Inc.; President and Chief
                                          Operating Officer and       Operating Officer, Charles Schwab Investment
                                          Trustee                     Management, Inc.

STEPHEN B. WARD                           Senior Vice President       Senior Vice President and Chief Investment
April 5, 1955                             and Chief Investment        Officer, Charles Schwab Investment Management,
                                          Officer                     Inc.

FRANCES COLE                              Secretary                   Senior Vice President, Chief Counsel and
September 9, 1955                                                     Assistant Corporate Secretary, Charles Schwab
                                                                      Investment Management, Inc.




Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trusts, for The Charles Schwab Family of Funds and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



-----------------------
* This trustee is an "interested person" of the trusts.

Each fund is overseen by a Board of Trustees. The Board of Trustees meets regularly to review each fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the fund's shareholders. The following table provides information as of December 31, 1997 concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 31 funds as of December 31, 1997.

                                                                  Pension or              ($)
                                ($)                               Retirement             Total
Name                   Aggregate Compensation                  Benefits Accrued    Compensation from
of                            from the                         as Part of Fund        Fund Complex
Trustee                                                            Expenses
         ---------------------------------------------------

                 S&P 500       Schwab    Small Cap  International
                  Fund       1000 Fund     Fund        Fund
--------       ----------   ----------   ---------   ----------    ------------      ---------------
Charles            0            0            0           0             N/A                 0
R. Schwab

Timothy            0            0            0           0             N/A                 0
F. McCarthy 1

Tom D.Seip 1       0            0            0           0             N/A                 0


William            0            0            0           0             N/A                 0
J. Klipp,

Donald                                                                 N/A
F. Dorward

Robert                                                                 N/A
G. Holmes

Donald                                                                 N/A
R. Stephens

Michael                                                                N/A
W. Wilsey


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[As of November 30, 1998, [name of person or entity and the jurisdiction under the laws of which it is organized and all parent companies] control the [Fund name, class] through ownership of [x.x%] securities or other basis of control.]

As of November 30, 1998, the officers and trustees of the trusts, as a group owned of record or beneficially [x.x% or less than 1%] of the outstanding voting securities of the remaining classes and series of each trust.

As of November 30, 1998, the [name of entity or person] directly or beneficially owned, [x.xx%] of shares of the [Fund name, class].



---------------------
1 Effective November 24, 1997, Mr. Seip replaced Mr. McCarthy as President and trustee.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT MANAGER

Charles Schwab Investment Management, Inc. (CSIM or the investment manager), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreements) between it and each trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment manager and is the trusts' distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment manager and Schwab.

YEAR 2000 presents uncertainties and possible risks to the smooth operations of the funds and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the funds' and their service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the funds could be material. The funds' investment adviser is taking steps to minimize the risks of year 2000 for the funds, including seeking assurances from the funds' service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds, however, minimizing year 2000 risk for the funds is a priority of the investment manager.

S&P 500 Fund. For its advisory and administrative services to the S&P 500 Fund, the investment manager is entitled to receive an annual fee, accrued daily and paid monthly, of 0.36% of the fund's average daily net assets not in excess of $1 billion, 0.33% of the next $1 billion and 0.31% of such net assets over $2 billion.

For the fiscal years ended October 31, 1998 and 1997, and for the fiscal period of May 1, 1996, (commencement of operations) to October 31, 1996, the S&P 500 Fund paid investment advisory fees of $_________, $429,000 and $128,000, respectively (fees were reduced by $_________, $2,410,000 and $723,000, respectively).

The investment manager and Schwab have voluntarily guaranteed that, through at least February 29, 2000, the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Investor Shares, the e.Shares(TM) and the Select Shares(TM) will not exceed 0.35%, 0.28% and 0.19% respectively, of the average daily net assets of each class.

Schwab 1000 Fund(R). For its advisory and administrative services to the Schwab 1000 Fund(R), the investment manager is entitled to receive an annual fee, accrued daily and paid monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million and 0.22% of such assets over $500 million.

For the fiscal year ended October 31, 1998, the fiscal period ended October 31, 1997, fiscal years ended August 31, 1997 and 1996, the Schwab 1000 Fund(R) paid investment advisory fees of

 $_______, $_________, $_________ and $_______, (fees
were reduced by $_________, $_________, $______, and $ _______, respectively).

The investment manager and Schwab have voluntarily guaranteed that, through at least February 29, 2000, total operating expenses (excluding interest, taxes and extraordinary expenses) of the Investor Shares and Select Shares for the Schwab 1000 Fund(R) will not exceed 0.46% and 0.35%, respectively, of the average daily net assets of each class.

Small-Cap Fund. For its advisory and administrative services to the Small-Cap Fund, the investment manager is entitled to receive an annual fee, accrued daily and paid monthly, of 0.50% of the fund's average daily net assets not in excess of $300 million and 0.45% of such assets over $300 million.

For the fiscal years ended October 31, 1998, 1997 and 1996, the Small-Cap Fund paid investment advisory fees of $________, $540,000 and $520,000, respectively (fees were reduced by $________, $1,000,000 and $347,000, respectively).

The investment manager and Schwab have voluntarily guaranteed that, through at least February 29, 2000, total operating expenses (excluding interest, taxes and extraordinary expenses) of the Investor Shares and Select Shares for the Small-Cap Fund will not exceed 0.49% and 0.38%, respectively, of the average daily net assets of each class.

International Fund. For its advisory and administrative services to the International Fund, the investment manager is entitled to receive an annual fee, accrued daily and paid monthly, of 0.70% of the fund's average daily net assets not in excess of $300 million and 0.60% of such assets over $300 million.

For the fiscal years ended October 31, 1998, 1997 and 1996, the International Fund paid investment advisory fees of $________, $643,000 and $886,000, respectively (fees were reduced by $_________, $1,503,000 and $675,000, respectively).

The investment manager and Schwab have voluntarily guaranteed that, through at least February 29, 2000, total operating expenses (excluding interest, taxes and extraordinary expenses) of the Investor Shares and Select Shares for the International Fund will not exceed 0.58% and 0.47%, respectively, of the average daily net assets of each class.

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trusts' agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.

For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.05% of each fund's average daily net assets. For the services performed as shareholder services agent under its contract with each share class of each fund, Schwab is entitled to receive an annual fee, payable monthly from each share class of each fund, in the amount of 0.20% of Investor Shares' and 0.05% of Select Shares' and e.Shares' average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian and SEI Fund Resources [address], serves as fund accountant for the funds, except the S&P 500 Fund. PNC Bank, 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as custodian; and PFPC, Inc., 103 Bellevue Parkway, Wilmington Delaware 19809, serves as fund accountant for the S&P 500 Fund.

The custodians are responsible for the daily safekeeping of securities and cash held or sold by the funds. The accountants maintain all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANT

The funds' independent accountant,              , audits and reports on the
annual financial statements of each series of the trusts and review certain regulatory reports and each fund's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the
trusts engage it to do so. Their address is                           . Each
fund's audited financial statements for the fiscal year ended October 31, 1998, are included in the fund's annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The funds do not expect that their respective portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the funds, the investment manager seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the investment manager will generally select brokers and dealers for the funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

In assessing these criteria, the investment manager will, among other things, monitor the performance of brokers effecting transactions for the fund to determine the effect, if any, that the funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment manager may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment manager when providing advisory services to other investment advisory clients, including mutual funds.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment manager follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

In an attempt to obtain best execution for the funds, the investment manager may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the funds to trade directly with other institutional holders on a net basis. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.

                              BROKERAGE COMMISSIONS

For the fiscal years ended October 31, 1998 and 1997, and for the fiscal year period of May 1, 1996 (commencement of operations), through October 31, 1995, the S&P 500 Fund paid brokerage commissions of $________, $583,314 and $119,350 respectively.

For the fiscal year ended October 31, 1998, the fiscal period of September 1, 1997 through October 31, 1997 and the fiscal years ended August 31 1997 and 1996, the Schwab 1000 Fund(R) paid brokerage commissions of $________, $92,582, $424,652 and $408,000, respectively.

For the fiscal years ended October 31, 1998, 1997 and 1996, the Small-Cap Fund paid brokerage commissions of $________, $281,321 and $181,679, respectively.

For the fiscal years ended October 31, 1998, 1997 and 1996, the International Fund paid brokerage commissions of $________, $________ and $86,632, respectively.

Of brokerage commissions paid by the Schwab 1000 Fund in 1996, $1,000 (0.25% of the total amount) was paid to Schwab, an affiliated person of the Fund and 0.54% of transactions involving the payment of a brokerage commission in 1996 were effected through Schwab.

                            DESCRIPTION OF THE TRUSTS

Each fund, except the Schwab 1000 Fund(R), is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993. The Schwab 1000 Fund is a series of Schwab Investments, an open-end investment management company organized as a Massachusetts business trust on October 26, 1990. Each fund is composed of multiple classes of shares:
Select Shares, Investor Shares and, for the S&P 500 Fund, e.Shares.

Each Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The funds may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of each trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Each Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. Each Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, each Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, each trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims.

Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing each Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your Fund and request that your mailings not be consolidated.

The funds reserve the right to waive the early redemption fee for certain tax-advantaged retirement plans.

The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                PRICING OF SHARES

Securities traded on stock exchanges are valued at the last quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Foreign securities for which the closing values are not readily available are valued at fair value as determined in good faith pursuant to the Board of Trustees' guidelines. Securities for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines adopted by the Board of Trustees. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value. The Board of Trustees regularly reviews any fair values assigned to portfolio securities.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company"(RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The International Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the International Fund does invest in PFICs, it may elect to treat the PFIC as a "qualified fund" or mark-to-market its investments in PFICs annually. In either case, the International Fund may be required to distribute amounts in excess of realized income and gains. To the extent that the International Fund does invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the Fund's shareholders. Therefore, the payment of this tax would reduce the International Fund's economic return from their PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

A fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the funds and their shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the funds, dividend distributions the funds designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the funds were regular corporations. Distributions by a Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Income that the International Fund receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a Fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to pass through to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. It is expected that the International Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either credit the tax against U.S. income taxes, subject to certain limitations described in the Code or deduct their pro rata share of foreign taxes, but not for alternative minimum tax purposes (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.



Fund (Commencement of Operations)   One Year ended            Five Years ended October   From Commencement of
                                    October 31, 1998          31, 1998                   Operations to October 31, 1998
----------------------------------  -----------------------   ------------------------   ------------------------------
S&P 500 Fund -
  Investor Shares (5/1/96)                    %                         N/A                         %
    e.Shares (5/1/96)                         %                         N/A                         %
    Select Shares (5/19/97)                   %                         N/A                         %
Schwab 1000 Fund(R) -
    Investor Shares (5/2/91)                  %                          %                          %
    Select Shares (5/19/97)                   %                         N/A                         %
Small-Cap Fund -
    Investor Shares (12/3/93)                 %                         N/A                         %
    Select Shares (5/19/97)                   %                         N/A                         %
International Fund -
    Investor Shares (9/9/93)                  %                          %                          %
    Select Shares (5/19/97)                   %                         N/A                         %



An after-tax total return for each fund may be calculated by taking that fund's total return and subtracting applicable federal taxes from the portions of each fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

Each fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended October 31, 1998.

Name of Fund (Commencement of Operations)             Cumulative Total Return
-----------------------------------------             -----------------------
S&P 500 Fund -
     Investor Shares (5/1/96)                                        %
     e.Shares  (5/1/96)                                              %
     Select Shares (5/19/97)                                         %
Schwab 1000 Fund(R) -
     Investor Shares (5/2/91)                                        %
     Select Shares (5/19/97)                                         %
Small-Cap Fund -
     Investor Shares (12/3/93)                                       %
     Select Shares (5/19/97)                                         %
International Fund  -
     Investor Shares (9/9/93)                                        %
     Select Shares  (5/19/97)                                        %

The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                                 TAX EFFICIENCY

Taxes can erode the returns a shareholder earns from a mutual fund investment and are an important, and often overlooked, factor when evaluating a mutual fund's performance. For many mutual funds, shareholder tax liability is of minimal concern in the investment management process. In contrast, the investment manager of the funds employs specific investment policies designed to minimize capital gain distributions while achieving each fund's investment objective. These policies include selling the highest tax cost securities first, not re-balancing the portfolio to reflect changes in their indexes, trading only round-lots or large blocks of securities and focusing on individual tax lots in deciding when and how to manage the realization of capital gains. In addition, the investment manager monitors, analyzes and evaluates each fund's portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to realize capital losses, which offset realized capital gains. These policies will be utilized to the extent they do not have a material effect on a fund's ability to track or match the performance of its index. By deferring or avoiding the realization of capital gains, where possible, until an investor sells shares, those unrealized gains can accumulate in a fund, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situations. There can be no assurance that the investment manager will succeed in avoiding realized net capital gains.

Each fund may refer to recent studies that analyze certain techniques and strategies the funds may use or promote the advantages of investing in a series that is part of a large, diverse mutual fund complex. From time to time, the funds may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the funds. In addition, such advertisements may include comparisons of the funds' performance against that of investment products that do not employ the funds' policy of seeking to limit capital gains.

                                                      PART C
                                                 OTHER INFORMATION
                                                SCHWAB INVESTMENTS

Item 23. Exhibits.

(a)      Articles of Incorporation           Agreement and Declaration of Trust,
                                             dated October 29, 1990, was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 1 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

(b)      By-Laws                             Amended and Restated By-Laws were
                                             electronically filed and are
                                             incorporated by reference to
                                             Exhibit 2 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

(c)      Instruments Defining
         Rights of Security Holders (i)      Article III, Section 5, Article V,
                                             Article VI, Article VIII, Section 4
                                             and Article IX, Sections 1, 5 and 7
                                             of the Agreement and Declaration of
                                             Trust were filed and are
                                             incorporated by reference to
                                             Exhibit 1 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (ii)     Article 9, Article 10, Section 6,
                                             and Article 11 of the Amended and
                                             Restated By-Laws were filed and are
                                             incorporated by reference to
                                             Exhibit 2 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form N-1A
                                             filed on December 30, 1997.

(d)      Investment Advisory        (i)      Investment Advisory and
         Contracts                           Administration Agreement between
                                             Registrant and Charles Schwab
                                             Investment Management, Inc. (the
                                             "Investment Manager") was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 5(a) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (ii)     Amended Schedules to Investment
                                             Advisory and Administration
                                             Agreement referred to at Exhibit
                                             5(a) above were electronically
                                             filed and are incorporated by
                                             reference to Exhibit 5(b) of
                                             Post-Effective Amendment No. 22 to
                                             Registrant's Registration Statement
                                             on Form N-1A, filed on December 30,
                                             1997.

(e)      Underwriting Contracts              Distribution Agreement between
                                             Registrant and Charles Schwab &
                                             Co., Inc. ("Schwab") was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 6 of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

(f)      Bonus or Profit Sharing             Inapplicable.
         Contracts

(g)      Custodian Agreements       (i)      Custodian Services Agreement
                                             between Registrant and PNC Bank,
                                             National Association (formerly
                                             Provident National Bank) was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 8(a) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (ii)     Amendment No. 1 to Custodian
                                             Services Agreement referred to at
                                             Exhibit 8(a) above was filed and is
                                             incorporated by reference to
                                             Exhibit 8(b) of Post-Effective
                                             Amendment No. 13 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 29, 1996.

                                    (iii)    Amendment No. 2 to Custodian
                                             Services Agreement referred to at
                                             Exhibit 8(a) above was filed and is
                                             incorporated by reference to
                                             Exhibit 8(c) of Post-Effective
                                             Amendment No.14 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1996.

                                    (iv)     Amended Schedule to the Custodian
                                             Services Agreement referred to at
                                             Exhibit 8(a) above was filed and is
                                             incorporated by reference to
                                             Exhibit 8(d) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (v)      Transfer Agency Agreement between
                                             the Registrant and Schwab was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 8(e) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (vi)     Amended Schedules to the Transfer
                                             Agency Agreement referred to at
                                             Exhibit 8(e) above were
                                             electronically filed and are
                                             incorporated by reference to
                                             Exhibit 8(f) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (vii)    Shareholder Service Agreement
                                             between the Registrant and Schwab
                                             was electronically filed and is
                                             incorporated by reference to
                                             Exhibit 8(g) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1997.

                                    (viii)   Form of Amended Schedules to the
                                             Shareholder Services Agreement
                                             referred to at Exhibit 8(g) above
                                             were filed and are incorporated by
                                             reference to Exhibit 8(h) of
                                             Post-Effective Amendment No. 21 to
                                             Registrant's Registration Statement
                                             on Form N-1A, filed December 15,
                                             1997.

                                    (ix)     Accounting Services Agreement
                                             between Registrant and Provident
                                             Financial Processing Corporation
                                             was electronically filed and is
                                             incorporated by reference to
                                             Exhibit 8(i) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form N-1A
                                             filed on December 30, 1997.

                                    (x)      Amendment No. 1 to Accounting
                                             Services Agreement referred to at
                                             Exhibit 8(i) above was filed and is
                                             incorporated by reference to
                                             Exhibit 8(j) of Post-Effective
                                             Amendment No. 13 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 29, 1996.

                                    (xi)     Amendment No. 2 to Accounting
                                             Services Agreement referred to at
                                             Exhibit 8(i) above was filed and is
                                             incorporated by reference to
                                             Exhibit 8(k) of Post-Effective
                                             Amendment No. 14 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed on December 30, 1996.

                                    (xii)    Amended Schedule to the Accounting
                                             Services Agreement referred to at
                                             Exhibit 8(i) above was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 8(l) of Post-Effective
                                             Amendment No. 22 to Registrant's
                                             Registration Statement on Form N-1A
                                             filed on December 30, 1997.

(h)      Other Material Contracts            Inapplicable.

(i)      Legal Opinion                       Opinion and consent of counsel to
                                             be filed by subsequent amendment.

(j)      Other Opinions             (i)      Opinion of independent accountant
                                             to be filed by subsequent
                                             amendment.

(k)      Omitted Financial                   Inapplicable.
         Statements

(l)      Initial Capital Agreement  (i)      Purchase Agreement relating to
                                             shares of the Schwab 1000 Fund to
                                             be filed by subsequent amendment.

                                    (ii)     Purchase Agreement relating to
                                             shares of the Schwab Short-Term
                                             Bond Market Index Fund (formerly
                                             Schwab Short/Intermediate
                                             Government Bond Fund) to be filed
                                             by subsequent amendment.

                                    (iii)    Purchase Agreement relating to
                                             shares of the Schwab California
                                             Long-Term Tax-Free Bond Fund
                                             (formerly Schwab California Tax
                                             Free Bond Fund) to be filed by
                                             subsequent amendment.

                                    (iv)     Purchase Agreement relating to
                                             shares of the Schwab Long-Term
                                             Tax-Free Bond Fund (formerly Schwab
                                             National Tax Free Bond Fund) to be
                                             filed by subsequent amendment.

                                    (v)      Purchase Agreement relating to
                                             shares of the Schwab
                                             Short/Intermediate Tax-Free Bond
                                             Fund, Schwab California
                                             Short/Intermediate Tax-Free Bond
                                             Fund and Schwab Total Bond Market
                                             Index Fund (formerly, Schwab
                                             Long-Term Government Bond Fund) was
                                             filed and is incorporated by
                                             reference to Exhibit 13 to
                                             Post-Effective Amendment No. 22 to
                                             Registrant's Registration Statement
                                             on Form N-1A filed on December 30,
                                             1997.

(m)      Rule 12b-1 Plan                     Inapplicable.

(n)      Financial Data Schedule    (i)      Financial Data Schedule for
                                             Schwab 1000 Fund(R) to be filed by
                                             subsequent amendment.

                                    (ii)     Financial Data Schedule for Schwab
                                             Short-Term Bond Market Index Fund
                                             (formerly Schwab Short/Intermediate
                                             Government Bond Fund), was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 17 of Post-Effective
                                             Amendment No. 21 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed December 15, 1997.

                                    (iii)    Financial Data Schedule for Schwab
                                             Total Bond Market Index Fund
                                             (formerly Schwab Long-Term
                                             Government Bond Fund) Fund was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 17 of Post-Effective
                                             Amendment No. 21 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed December 15, 1997.

                                    (iv)     Financial Data Schedule for Schwab
                                             Short/Intermediate Tax-Free Bond
                                             Fund was electronically filed and
                                             is incorporated by reference to
                                             Exhibit 17 of Post-Effective
                                             Amendment No. 21 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed December 15, 1997.

                                    (v)      Financial Data Schedule for Schwab
                                             Long-Term Tax-Free Bond Fund was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 17 of Post-Effective
                                             Amendment No. 21 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed December 15, 1997.

                                    (vi)     Financial Data Schedule for Schwab
                                             California Short/Intermediate
                                             Tax-Free Bond Fund was
                                             electronically filed and is
                                             incorporated by reference to
                                             Exhibit 17 of Post-Effective
                                             Amendment No. 21 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed December 15, 1997.

                                    (vii)    Financial Data Schedule for Schwab
                                             California Long-Term Tax-Free Bond
                                             Fund was electronically filed and
                                             is incorporated by reference to
                                             Exhibit 17 of Post-Effective
                                             Amendment No. 21 to Registrant's
                                             Registration Statement on Form
                                             N-1A, filed December 15, 1997.

(o)      Rule 18f-3 Plan                     Registrant's Multiple Class Plan
                                             for Schwab 1000 Fund(R)-Investor
                                             Shares and Schwab 1000 Fund-Select
                                             Shares was electronically filed and
                                             is incorporated by reference to
                                             Exhibit 18 of Post-Effective
                                             Amendment No. 17 to the
                                             Registrant's Registration Statement
                                             on Form N-1A filed on August 15,
                                             1997.

Item 24. Persons Controlled by or under Common Control with the Registrant.

The Charles Schwab Family of Funds (the "Schwab Fund Family"), Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, the Schwab Fund Family, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and

Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the Investment Manager
(CSIM) and/or Schwab & Co. Inc. (principal underwriter) is or has been engaged during the past two fiscal years is as follows:

Name and Position
with Registrant                  Name of Company                                    Capacity
---------------                  ---------------                                    --------
Charles R. Schwab,               Charles Schwab & Co., Inc.                         Chairman and Director
Chairman and Trustee
                                 The Charles Schwab Corporation                     Chairman, Co-Chief Executive
                                                                                    Officer and Director

                                 Schwab Holdings, Inc.                              Chairman, Chief Executive
                                                                                    Officer and  Director

                                 Charles Schwab Investment Management, Inc.         Chairman and Director

                                 The Charles Schwab Trust Company                   Chairman and Director

                                 Mayer & Schweitzer, Inc.                           Chairman and Director

                                 Schwab Retirement Plan Services, Inc.              Chairman and Director

                                 Charles Schwab Limited                             Chairman, Chief Executive
                                                                                    Officer and Director

                                 Performance Technologies, Inc.                     Chairman and Director

Name and Position
with Registrant                  Name of Company                                    Capacity
---------------                  ---------------                                    --------
                                 TrustMark, Inc.                                    Chairman and Director

                                 Schwab (SIS) Holdings, Inc. I                      Chairman, Chief Executive
                                                                                    Officer and Director

                                 Schwab International Holdings, Inc.                Chairman, Chief Executive
                                                                                    Officer and Director

                                 The Gap, Inc.                                      Director

                                 Transamerica Corporation                           Director

                                 AirTouch Communications                            Director

                                 Siebel Systems                                     Director

David S. Pottruck                Charles Schwab & Co., Inc.                         Chief Executive Officer and
                                                                                    Director

                                 The Charles Schwab Corporation                     President, Co-Chief Executive
                                                                                    Officer and Director

                                 Schwab Holdings, Inc.                              Director

                                 Schwab Retirement Plan Services, Inc.              Director

                                 Charles Schwab Limited                             Director

                                 Charles Schwab Investment Management, Inc.         Director

                                 Mayer & Schweitzer, Inc.                           Director

                                 Performance Technologies, Inc.                     Director

                                 Schwab (SIS) Holdings, Inc. I                      President, Chief Operating
                                                                                    Officer and Director

                                 Schwab International Holdings, Inc.                President, Chief Operating
                                                                                    Officer and Director

                                 TrustMark, Inc.                                    Director

Name and Position
with Registrant                  Name of Company                                    Capacity
---------------                  ---------------                                    --------
Steven L. Scheid                 Charles Schwab & Co., Inc.                         Enterprise President -
                                                                                    Financial Products and Services
                                                                                    and Chief Financial Officer

                                 The Charles Schwab Corporation                     Executive Vice President and
                                                                                    Chief Financial Officer

                                 Schwab Holdings, Inc.                              Executive Vice President, Chief
                                                                                    Financial Officer and Director

                                 Charles Schwab Investment Management, Inc.         Chief Executive Officer, Chief
                                                                                    Financial Officer and Director

                                 The Charles Schwab Trust Company                   Director

                                 Charles Schwab Limited                             Finance Officer and Director

                                 Schwab Retirement Plan Services, Inc.              Director

                                 Performance Technologies, Inc.                     Director

                                 Mayer & Schweitzer, Inc.                           Director

                                 Schwab (SIS) Holdings, Inc. I                      Chief Financial Officer and
                                                                                    Director

                                 Schwab International Holdings, Inc.                Chief Financial Officer and
                                                                                    Director

Karen W. Chang                   Charles Schwab & Co., Inc.                         Enterprise President - General
                                                                                    Investor Services

                                 The Charles Schwab Corporation                     Executive Vice President

John P. Coghlan                  Charles Schwab & Co., Inc.                         Enterprise President - Retirement
                                                                                    Plan Services and Services to
                                                                                    Investment Managers

                                 The Charles Schwab Corporation                     Executive Vice President

                                 The Charles Schwab Trust Company                   President, Chief Executive
                                                                                    Officer and Director

Name and Position
with Registrant                  Name of Company                                    Capacity
---------------                  ---------------                                    --------
                                 Schwab Retirement Plan Services, Inc.              Director

Frances Cole,                    Charles Schwab Investment Management, Inc.         Senior Vice President, Chief
Secretary                                                                           Counsel and Assistant Corporate
                                                                                    Secretary

Linnet F. Deily                  Charles Schwab & Co., Inc.                         President -  Schwab Retail Group

                                 The Charles Schwab Corporation                     Executive Vice President

Christopher V. Dodds             Charles Schwab & Co., Inc.                         Senior Vice President and
                                                                                    Controller

                                 The Charles Schwab Corporation                     Senior Vice President and
                                                                                    Controller

Carrie Dwyer                     Charles Schwab & Co., Inc.                         Executive Vice President -
Corporate Secretary                                                                 Corporate Oversight, General
                                                                                    Counsel and Corporate Secretary

Wayne W. Fieldsa                 Charles Schwab & Co., Inc.                         Enterprise President - Brokerage
                                                                                    Operations

Lon Gorman                       Charles Schwab & Co., Inc.                         Enterprise President - Capital
                                                                                    Markets and Trading

                                 The Charles Schwab Corporation                     Executive Vice President

James M. Hackley                 Charles Schwab & Co., Inc.                         Executive Vice President and Head
                                                                                    of Branches

Cynthia K. Holbrook              The Charles Schwab Corporation                     Assistant Corporate Secretary

                                 Charles Schwab  & Co., Inc.                        Assistant Corporate Secretary

                                 Charles Schwab Investment Management, Inc.         Corporate Secretary

                                 The Charles Schwab Trust Company                   Assistant Corporate Secretary

                                 Mayer & Schweitzer                                 Secretary

Colleen M. Hummer                Charles Schwab & Co., Inc.                         Senior Vice President - Mutual
                                                                                    Fund Operations

Name and Position
with Registrant                  Name of Company                                    Capacity
---------------                  ---------------                                    --------
William J. Klipp,                Charles Schwab & Co., Inc.                         Executive Vice President -
Trustee, Executive Vice                                                             SchwabFunds
President and Chief
Operating Officer

                                 Charles Schwab Investment Management, Inc.         President and Chief Operating
                                                                                    Officer

Daniel O. Leemon                 The Charles Schwab Corporation                     Executive Vice President and
                                                                                    Chief Strategy Officer

                                 Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                    Chief Strategy Officer

Dawn G. Lepore                   Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                    Chief Information Officer

                                 The Charles Schwab Corporation                     Executive Vice President and
                                                                                    Chief Information Officer

Susanne D. Lyons                 Charles Schwab & Co., Inc.                         Enterprise President - Retail
                                                                                    Investor Specialized Services

                                 The Charles Schwab Corporation                     Executive Vice President

Matthew M. O'Toole,              Charles Schwab Investment Management, Inc.         Vice President and Corporate
Assistant Secretary                                                                 Counsel

Gideon Sasson                    Charles Schwab & Co., Inc.                         Enterprise President - Brokerage
                                                                                    Operations

                                 The Charles Schwab Corporation                     Executive Vice President

Leonard Short                    Charles Schwab & Co., Inc.                         Executive Vice President - CRS
                                                                                    Advertising and Branch Management

Lawrence J. Stupski              Charles Schwab & Co., Inc.                         Director until February 1995;
                                                                                    Vice Chairman until August 1994

                                 The Charles Schwab Corporation                     Vice Chairman and Director until
                                                                                    May 1998; Chief Operating Officer
                                                                                    until March 1994

Name and Position
with Registrant                  Name of Company                                    Capacity
---------------                  ---------------                                    --------
                                 Mayer & Schweitzer, Inc.                           Director until February 1995

                                 The Charles Schwab Trust Company                   Director until December 1996

Luis E. Valencia                 Charles Schwab & Co., Inc.                         Executive Vice President -
                                                                                    International and Chief
                                                                                    Administrative Officer

                                 The Charles Schwab Corporation                     Executive Vice President and
                                                                                    Chief Administrative Officer

                                 Commercial Credit Corporation                      Managing Director until February
                                                                                    1994

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.         Senior Vice President and Chief
Senior Vice President and                                                           Investment Officer
Chief Investment Officer

Item 27. Principal Underwriters.

         (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for the Schwab Fund Family, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

         (b) See Item 26(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19809; Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 24 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 25th day of September, 1998.

                                                     SCHWAB INVESTMENTS
                                                     Registrant

                                                     Charles R. Schwab*
                                                     Charles R. Schwab, Chairman

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 25th day of September, 1998.

Signature                          Title

Charles R. Schwab*                 Chairman, Chief Executive Officer and Trustee
Charles R. Schwab

Steve Scheid*                      President and Trustee
Steve Scheid

William J. Klipp*                  Executive Vice President, Trustee and
William J. Klipp                   Chief Operating Officer

Donald F. Dorward*                 Trustee
Donald F. Dorward

Robert G. Holmes*                  Trustee
Robert G. Holmes

Donald R. Stephens*                Trustee
Donald R. Stephens

Michael W. Wilsey*                 Trustee
Michael W. Wilsey

Tai-Chin Tung*                     Treasurer and Principal Financial Officer
Tai-Chin Tung

*By:    /s/ Alan G. Priest
        Alan G. Priest, Attorney-in-Fact
        pursuant to Powers of Attorney previously filed.